Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 9. Stock-Based Compensation

The Company’s stock-based compensation for the three months ended March 31, 2022 and 2021 consisted primarily of stock option awards, and there was no activity other than vesting for the three months ended March 31, 2022.

For the three months ended March 31, 2022, the Company recorded approximately $0.4 million of stock-based compensation expense related to stock options. The Company did not record stock-based compensation expense for the three months ended March 31, 2021.

Note 14. Stock-Based Compensation

The Company’s stock-based compensation for the years ended December 31, 2021 and 2020 consisted primarily of stock options and restricted stock awards.

Stock Incentive Plans

2021 Omnibus Equity Incentive Plan

On December 22, 2021, the Board of Directors adopted the 2021 Omnibus Equity Incentive Plan (the “2021 Plan”) and the issuance of an option to purchase 1,811,000 shares of common stock of the Company, exercisable at a price of $0.40, to Sabina Rizvi, the President and Chief Financial Officer of the Company pursuant to the 2021 Plan. The option vested 50% upon issuance and the remaining (50%) in five (5) equal monthly installments commencing on December 4, 2021 and becoming fully vested on April 4, 2022. Ms. Rizvi’s acceptance of the option and the option granted thereunder waived any right to receive a two percent (2%) transaction bonus upon a sale of the Company pursuant to that certain offer letter by and between the Company and Ms. Rizvi dated April 1, 2021.

2015 Incentive Compensation Plan

In 2015, the Board adopted the MusclePharm Corporation 2015 Incentive Compensation Plan (the “2015 Plan”). The 2015 Plan provides for the issuance of incentive stock options, non-qualified stock options, restricted stock, stock appreciation rights, restricted stock units, dividend equivalent rights, and other cash- and stock-based awards to employees, consultants and directors of the Company or its subsidiaries.

The 2015 Plan is administered by the Board, unless the Board elects to delegate administration responsibilities to a committee (either of the foregoing, or their authorized delegates, the “plan administrator”), and will continue in effect until terminated. The 2015 Plan may be amended, modified or terminated, subject to stockholder approval to the extent necessary to comply with applicable law or to the extent an amendment increases the number of shares available under the 2015 Plan or permits the extension of the exercise period for an stock option or stock appreciation right beyond ten years from the date of grant, and, with respect to outstanding awards, subject to the consent of the holder thereof if the amendment, modification or termination materially and adversely affects such holder. The total number of shares that may be issued under the 2015 Plan cannot exceed 2,000,000, subject to adjustment in the event of certain changes in the capital structure of the Company. As of December 31, 2021 and 2020, there were 576,494 shares and 576,494 remaining shares available for issuance under the 2015 Plan.

The plan administrator determines the individuals who are issued awards and the terms and conditions of the awards, including vesting terms and conditions. The plan administrator also determines the methods by which the exercise price of stock options may be paid, which may include a combination of cash or check, shares, a promissory note or other property, and the methods by which shares are delivered.

Under the 2015 Plan, in any calendar year, the maximum number of shares with respect to which awards may be granted to any one participant during the year is 350,000 shares, subject to adjustment in the event of specified changes in the capital structure of the Company, and the maximum amount that may be paid in cash during any calendar year with respect to any award is $1.5 million.

Restricted Stock

The restricted stock awards granted to employees, executives and board members during the years ended December 31, 2021 and 2020 were as follows (in thousands):

	Unvested Restricted Stock Awards
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance - December 31, 2019	(690,132)	$1.05
Granted	-	$-
Vested	568,280	$0.42
Forfeited	(121,852)	$0.42
Unvested balance - December 31, 2020	-	$-
Granted	50,000	$1.08
Vested	-	$-
Forfeited	(50,000)	$1.08
Unvested balance - December 31, 2021	-	$-

There were 50,000 restricted stock awards granted and subsequently forfeited during the year ended December 31, 2021. There were no restricted stock awards granted for the year ended December 31, 2020.

As of December 31, 2021, there was no unrecognized expense for unvested restricted stock awards.

For the year ended December 31, 2020, the Company had the following transactions related to its common stock including restricted stock awards (in thousands, except share and per share data):

Transaction Type	Quantity (Shares)	Valuation	Range of Value per Share
Stock issued for advertising services	226,722	$204	$0.90
Restricted stock forfeited by directors	(121,850)	(51)	0.42
Total	104,872	$153	$ 0.42 to $0.90

Stock Options

The Company may grant options to purchase shares of the Company’s common stock to certain employees and directors pursuant to the 2021 Omnibus Equity Incentive Plan or the 2015 Plan. Under both plans, all stock options are granted with an exercise price equal to or greater than the fair market value of a share of the Company’s common stock on the date of grant. No stock option may be exercisable more than ten years after the date it is granted.

On May 12, 2021, the Company entered into an Agreement (the “Agreement”) with Joseph Cannata (“Cannata”), pursuant to which the Company has engaged Cannata on a non-exclusive basis to assist with the growth of the Company’s energy beverage product line. In connection with entry into the Agreement, the Company issued to Cannata an option to purchase 1,673,994 shares of the Company’s common stock at a price per share of $1.12. These options will vest in two equal tranches upon the achievement of certain net revenue milestones related to the Company’s energy beverage products. The estimated fair value of this grant is $1.11 and was determined by using the Black-Scholes option pricing model with an average term of 7.5 years; annual volatility rate of 205%; discount rate of 1.34%; and 0% for dividend rate. The fair value of option is recognized over the requisite vesting period which is deemed to be equal to the term of the security.

On July 26, 2021, the Company entered into a Modification Agreement (the “Modification”) with Prestige Capital Finance, LLC (“Prestige”), providing a second over-advance from the purchase and sale agreement dated January 2016. The over-advance provided $2 million of funding to the Company, to be repaid within the earlier of six months from the date of the agreement, or when the Company arranges additional funding. In connection with the Modification, the Company granted options to Prestige to purchase 18,750 shares of the Company’s common stock.

On August 12, 2021, the Company entered into an Agreement (the “Agreement”) with T.J. Dillashaw (“Dillashaw”), pursuant to which the Company has engaged Dillashaw on a non-exclusive basis to promote the Company’s energy beverage product line. In connection with entry into the Agreement, the Company issued to Dillashaw an option to purchase 50,000 shares of the Company’s common stock. The estimated fair value of this grant is $78,000 and was determined by using the Black-Scholes option pricing model with a one year term; annual volatility rate of 206%; discount rate of 1.34%; and 0% for dividend rate. The fair value of option is recognized over the requisite vesting period which is deemed to be equal to the term of the security.

On October 28, 2021, the Company entered into an Agreement (the “Agreement”) with Jason May (“May”), pursuant to which the Company has engaged May on a non-exclusive basis to assist with the growth of the Company’s energy beverage product line. In connection with entry into the Agreement, the Company issued May an option to purchase 1,673,994 shares of the Company’s common stock at a price per share of $0.70. These options will vest in two equal tranches upon the achievement of certain net revenue milestones related to the Company’s energy beverage products. The estimated fair value of this grant is $2 million and was determined by using the Black-Scholes option pricing model with an average term of 7.5 years; annual volatility rate of 208%; discount rate of 1.44%; and 0% for dividend rate. The fair value of option is recognized over the requisite vesting period which is deemed to be equal to the term of the security.

On December 21, 2021, as discussed above, the Company entered an agreement under the 2021 Plan with Sabina Rizvi, President and Chief Financial Officer of the Company to issue an option to purchase 1,811,000 shares of common stock of the Company, exercisable at a price of $0.40. The estimated fair value of this grant is $721,000 and was determined by using the Black-Scholes option pricing model with a term of 7 years; annual volatility rate of 208%; discount rate of 1.39%; and 0% for dividend rate. The fair value of option is recognized over the requisite vesting period. Upon issuance of this option, the previous incentive compensation discussed above was terminated and all related stock compensation expense recorded in 2021 was reversed.

For the years ended December 31, 2021 and 2020, the Company recorded approximately $653,000 and $144,000 of stock-based compensation expense related to stock options.

Stock Options Summary Table

The following table describes the total options outstanding, granted, exercised, expired and forfeited as of and during the years ended December 31, 2021 and 2020, as well as the total options exercisable as of December 31, 2021.

	Options Outstanding	Weighted Average Exercise Price Per Share	Weighted Average Fair Value of Options	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Issued and outstanding as of December 31, 2019	171,703	$1.89	2	$6.17	$—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Issued and outstanding as of December 31, 2020	171,703	$1.89	$1.72	$6.17	$—
Granted	5,227,738	0.74	0.74	4.19	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Issued and outstanding as of December 31, 2021	5,399,441	$0.74	$0.74	$4.19	—
Exercisable as of December 31, 2021	—	—	—	—	—